Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	2021	2020	2019
Directors's remuneration	902	338	252
-short-term employee benefits	870	338	252
-share-based payments	32	—	—
Other members of key management’s remuneration	2,834	219	159
-short-term employee benefits	1,395	219	159
-share-based payments	1,439	—	—
	3,736	557	411

	December 31,	December 31,
	2021	2020
Loan to Boris Gertsovsky	—	8
	—	8

	December 31,	December 31,
	2021	2020
Short-term loan from Boris Gertsovsky	—	49
	—	49